Employee Benefit Plans	12 Months Ended
Mar. 31, 2015
Employee Benefit Plans
Employee Benefit Plans

17. Employee Benefit Plans

Luxoft Global Operations GmbH maintains a mandatory defined benefit pension plan in accordance with the legislation of Switzerland, which obliges all Swiss employers to provide a minimum pension plan for their employees. According to the plan, contributions are defined by the plan regulations and cannot be decreased without amending the plan regulations. In pension funds the employer has to pay at least as much as the employees. Swiss pension funds are legally independent from the employer. Funding is granted there by means of defined savings contributions on individual retirement assets implementing a guaranteed interest rate (1.5% for 2012-2013 and 1.75% for 2014) and a fixed conversion rate (6.8%) for old age pensions of the retirement asset.

The Group accounts for its defined benefit pension plan in accordance with ASC Subtopic 715-30, Defined Benefit Plans—Pension. Benefits under this plan are based on the employees' years of service and compensation. At March 31, 2015 and 2014, the plan liabilities in amounts of $342 and $48, respectively, were recognized within Other non-current liabilities. For the years ended March 31, 2015 and 2014, the Group recognized $99 and $62, respectively of Net periodic pension cost within Selling, general and administrative expenses and $378 and nil, respectively, of Unrecognized actuarial loss in Other Comprehensive income.